Magda El Guindi-Rosenbaum

+1.202.373.6091

magda.elguindi-rosenbaum@morganlewis.com

VIA EDGAR

February 23, 2023

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Listed Funds Trust (File Nos. 333-180871 and 811-22700)

Ladies and Gentlemen:

On behalf of Exchange Listed Funds Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 236 to the Trust’s Registration Statement on Form N-1A (Amendment No. 238 to the Trust’s Registration Statement under the Investment Company Act of 1940) (the “Amendment”). The purpose of the Amendment is to register the QRAFT AI-Pilot U.S. Large Cap Dynamic Beta ETF as a new series of the Trust.

Please contact me at 202.373.6091 with questions or comments.

Sincerely,

/s/ Magda El Guindi-Rosenbaum
Magda El Guindi-Rosenbaum

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001